Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2016
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001272950
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 15, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 15, 2017
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
RBC BlueBay Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rbcgam_SupplementTextBlock

RBC FUNDS TRUST

RBC BlueBay Absolute Return Fund

Supplement dated May 15, 2017 to the Prospectus for the RBC BlueBay Funds dated

January 27, 2017 (as supplemented February 2, 2017)

This Supplement provides updated information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

RBC BlueBay Absolute Return Fund

The sentence below is added to the end of the paragraph under the heading titled “Performance Table” on page 36 of the Prospectus:

Performance shown for Class A shares and Class C shares prior to their respective inception dates is based on the performance of Class I shares, adjusted to reflect the respective fees and expenses of Class A shares and Class C shares and applicable sales charges.

The table under the heading titled “Performance Table” on page 36 of the Prospectus is replaced with the following table to correct the Since Inception return for Class A shares and the Past Year return for Class C shares:

Average Annual Total Returns (for the periods ended December 31, 2016)
	Past Year	Since Inception
Class I Return Before Taxes	0.10%	1.12%
Class I Return After Taxes on Distributions	0.10%	0.43%
Class I Return After Taxes on Distributions and Sale of Shares	0.06%	0.63%
Class A Return Before Taxes	(4.40)%	(0.17)%
Class C Return Before Taxes	(1.83)%	0.12%
3-Month USD London Interbank Offering Rate (LIBOR) Index (reflects no deduction for fees, expenses or taxes; inception calculated from November 30, 2012)	0.74%	0.39%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2016)
RBC BlueBay Absolute Return Fund | 3-Month USD London Interbank Offering Rate (LIBOR) Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Past Year	rr_AverageAnnualReturnYear01	0.74%
Since Inception	rr_AverageAnnualReturnSinceInception	0.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
RBC BlueBay Absolute Return Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	0.10%
Since Inception	rr_AverageAnnualReturnSinceInception	1.12%
RBC BlueBay Absolute Return Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	0.10%
Since Inception	rr_AverageAnnualReturnSinceInception	0.43%
RBC BlueBay Absolute Return Fund | Class I | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	0.06%
Since Inception	rr_AverageAnnualReturnSinceInception	0.63%
RBC BlueBay Absolute Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	(4.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.17%)
RBC BlueBay Absolute Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	(1.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%